Leases -Summary of Future lease payments (Detail) - Jun. 30, 2020 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Leases [Abstract]
2021	¥ 2,447	$ 346
2022	1,723	244
2023	1,290	183
2024	970	137
2025	452	64
Thereafter	653	92
Total future lease payments	7,535	1,066
Less: Imputed interest	752	106
Total lease liability balance	¥ 6,783	$ 960